Consolidated Statements of Shareholder's Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2015	$ 334,499	$ 2,500	$ 593,558	$ (106,860)	$ (154,699)
Balance, shares at Dec. 31, 2015		25,000
Dividends to shareholder	(42,000)			(42,000)
Comprehensive income (loss)
Net income (loss)	31,453			31,453
Other comprehensive income (loss), net of tax	118,531				118,531
Comprehensive income (loss)	149,984
Balance at Dec. 31, 2016	442,483	$ 2,500	593,558	(117,407)	(36,168)
Balance, shares at Dec. 31, 2016		25,000
Dividends to shareholder	(70,000)			(70,000)
Comprehensive income (loss)
Net income (loss)	9,744			9,744
Other comprehensive income (loss), net of tax	108,984				108,984
Comprehensive income (loss)	118,728
Balance at Dec. 31, 2017	$ 491,211	$ 2,500	593,558	(177,663)	72,816
Balance, shares at Dec. 31, 2017	25,000	25,000
Dividends to shareholder	$ (15,000)			(15,000)
Implementation of accounting standard related to the reclassification of certain tax effects				(9,558)	9,558
Comprehensive income (loss)
Net income (loss)	(47,738)			(47,738)
Other comprehensive income (loss), net of tax	(278,332)				(278,332)
Comprehensive income (loss)	(326,070)
Balance at Dec. 31, 2018	$ 150,141	$ 2,500	$ 593,558	$ (249,959)	$ (195,958)
Balance, shares at Dec. 31, 2018	25,000	25,000